SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
15. SEGMENT INFORMATION
The Company’s products and operations are managed and reported in two operating segments: Fire Safety and Oil Additives.
The Fire Safety segment provides fire retardants and firefighting foams, as well as specialized equipment and services typically offered in conjunction with the Company’s retardant and foam products.
The Oil Additives segment produces P2S5 primarily used in the preparation of lubricant additives, including a family of compounds called ZDDP, which is considered a critical component essential in the formulation of engine oils – its main function is to provide anti-wear protection to engine components.
Interest income, interest expense, other income (expense) and certain corporate operating expenses are neither allocated to the segments nor included in the measures of segment performance by the chief operating decision-maker (“CODM”). The corporate category is not considered to be a segment. The CODM is the Company’s CEO.
The Company’s CODM uses the segment net sales and Adjusted EBITDA to assess the ongoing performance of the Company’s business segments and to allocate resources. The Company defines Adjusted EBITDA as earnings before interest, taxes, depreciation and amortization, as adjusted on a consistent basis for certain non-recurring
or unusual items in a balanced manner and on a segment basis. These non-recurring
or unusual items may include acquisition and integration related costs, management fees and other non-recurring
items.

Information related to net sales, Adjusted EBITDA, depreciation and amortization, assets and capital expenditures of the Company’s operations are summarized below (in thousands):

	Successor	Predecessor
	For the Period November 9, 2021 Through December 31, 2021	For the Period January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Net sales:
Fire safety	$7,913	$253,267	$244,968	$151,161
Oil additives	13,110	88,048	94,609	88,149

Total	$21,023	$341,315	$339,577	$239,310

Adjusted EBITDA:
Fire safety	$(3,696)	$121,589	$112,034	$44,748
Oil additives	1,838	21,703	23,977	16,841

Total segment Adjusted EBITDA	(1,858)	143,292	136,011	61,589
Income tax benefit (expense)	4,675	(14,136)	(10,483)	17,674
Depreciation and amortization	9,379	52,000	58,117	58,025
Interest and financing expense	6,352	39,087	42,017	51,655
Founders advisory fees—related party	652,990	—	—	—
Transaction expenses	5,580	4,845	2,379	3,821
Share-based compensation expense	4,821	156	—	—
Non-cash purchase accounting impact	2,948	—	—	—
Loss on contingent earn-out	198	2,965	—	—
Management fees	—	1,073	1,281	1,366
Contingent future payments	—	4,375	3,125	3,749
Unrealized foreign currency loss (gain)	1,006	4,026	(5,640)	2,684

Net (loss) income	$(680,457)	$20,629	$24,249	$(42,037)

Depreciation and amortization:
Fire safety	$7,418	$36,994	$41,271	$40,761
Oil additives	1,961	15,006	16,846	17,264

Total	$9,379	$52,000	$58,117	$58,025

Capital expenditures:
Fire safety	$529	$4,122	$1,288	$3,287
Oil additives	939	4,160	6,209	5,572

Total	$1,468	$8,282	$7,497	$8,859

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Assets:
Fire safety	$2,114,812	$793,040
Oil additives	466,748	345,166

Total	$2,581,560	$1,138,206

Net sales by geographical area is as follows (in thousands):

	Successor	Predecessor
	For the Period November 9, 2021 Through December 31, 2021	For the Period January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
United States	52%	75%	82%	65%
International sales (1)	48	25	18	35

Total net sales	100%	100%	100%	100%

(1)
Except for Spain, which represented 11% of sales in the Successor Period due to the shortened reporting period, the Company had no other operations in any individual international country that represented more than 10% of sales in the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period.

Property, plant and equipment, net by geographical area consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
United States	$37,159	$29,155
Canada	3,512	3,403
Germany	17,199	13,487
Other foreign jurisdictions	4,377	2,190

Total property, plant and equipment, net	$62,247	$48,235